Commitments & Contingencies - Additional information (Details) - Cik 0001821171_qell Acquisition Corp Member - USD ($)		6 Months Ended
	Oct. 02, 2020	Jun. 30, 2021
Commitments & contingencies [Line Items]
Underwriting discount per unit		$ 0.20
Number of demands		three
Underwriting discount amount paid		$ 7,600,000
Underwriter reimbursement		$ 300,000
Deferred fee per unit		$ 0.35
Deferred underwriting fees		$ 13,300,000
Over-allotment
Commitments & contingencies [Line Items]
Granted term	45 days
Number of units issued	4,950,000